Document and Entity Information	3 Months Ended
Mar. 31, 2018
Entity Registrant Name	GRANT PARK FUTURES FUND LIMITED PARTNERSHIP
Entity Central Index Key	0000845698
Document Type	S-1/A
Pre-Effective Amendment Number	2
Document Period End Date	Mar. 31, 2018
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer